Advances on Newbuilding Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of advances on newbuilding contracts	The following tables contains a summary of Partnership’s impairment expense, net for the years ended December 31, 2021, 2020 and 2019, by vessel and by segment:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2021	Petrojarl Varg	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	8,328
Q4 2021	Voyageur Spirit	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	73,447
Q4 2021	Piranema Spirit	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	34,645
Impairment expense, net for the year ended December 31, 2021						116,420
Q4 2020	Randgrid	FSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	45,444
Q4 2020	Petrojarl Varg	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	30,506
Q4 2020(1)	Navion Oslo	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	7,665
Q3 2020(2)	Apollo Spirit	FSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,620
Q3 2020(1)	Navion Anglia	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	3,100
Q2 2020(1)	Dampier Spirit	FSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	6,685
Q2 2020(2)	Navion Bergen	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,715
Q1 2020	ALP Forward	Towage	Change in the expected earnings of the vessels	Level 3	Value in use using a discounted cash flow valuation	8,361
Q1 2020	ALP Winger	Towage				12,479
Q1 2020	ALP Ippon	Towage				1,360
Q1 2020	ALP Ace	Towage				731
Q1 2020	Petrojarl I	FPSO	Change in the expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	42,367
Q1 2020	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	27,202
Q1 2020	Petrojarl Knarr	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	56,599
Q1 2020	Navion Stavanger	Shuttle Tanker	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	3,606
Q1 2020	Navion Gothenburg	Shuttle Tanker	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	16,772
Q1 2020(2)	Navion Bergen	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	2,400
Impairment expense, net for the year ended December 31, 2020						268,612
Q4 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	24,220
Q4 2019	Voyageur Spirit	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	97,752
Q4 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	4,382
Q3 2019(2)(3)	Stena Sirita	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,506
Q2 2019	Arendal Spirit	UMS	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	11,487
Q2 2019	Petrojarl Varg	FPSO	Change in future redeployment assumptions	Level 3	Value in use using a discounted cash flow valuation	33,991
Q2 2019	Navion Gothenburg	Shuttle Tanker	Significant repairs required to continue operations	Level 3	Value in use using a discounted cash flow valuation	12,304
Q2 2019(2)(3)	Petrojarl Cidade de Rio das Ostras	FPSO	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	506
Q2 2019(2)(3)	Navion Hispania	Shuttle Tanker	Sale of the vessel considered highly probable	Level 2	Fair value less cost to sell using an appraised valuation	1,532
Impairment expense, net for the year ended December 31, 2019						187,680
(1)Vessels and equipment were classified as held for sale as at December 31, 2020.
(2)Vessels and equipment were sold during the year ended December 31, 2020.
(3)Vessels and equipment were classified as held for sale as at December 31, 2019.

	December 31, 2021	December 31, 2020
	$	$
Opening balance at beginning of year	127,335	297,100
Additions	176,964	368,588
Capitalized borrowing costs	920	4,778
Transferred to vessels and equipment	(253,301)	(543,131)
Closing balance at end of year	51,918	127,335
The following table summarizes the impairment expense within the Partnership's Itajai Joint Venture:

Period	Vessel	Segment	Event	Fair Value Hierarchical Level	Valuation Techniques and Key Inputs	Impairment Expense $
Q4 2021	Cidade de Itajai	FPSO	Change in expected earnings of the vessel	Level 3	Value in use using a discounted cash flow valuation	36,096

Disclosure of maturity analysis for capital commitments
As at December 31, 2021, the contractual maturities of the Partnership's obligations under its newbuilding contracts were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Newbuilding contracts(1)	74.0	74.0	—	—	—	—	—
(1)The Partnership secured $105.6 million of borrowings relating to this shuttle tanker newbuilding, which as at December 31, 2021 had an undrawn balance of $63.4 million (see Note 19 for additional information).

Disclosure of maturity of lease liabilities	As at December 31, 2021, the contractual maturities of the Partnership's obligations relating to the leases under the sale and leaseback transactions were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Obligations related to leases	201.7	11.3	11.3	11.3	11.3	11.3	145.2
As at December 31, 2021, the contractual maturities of the Partnership's borrowings were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings:
Secured debt - scheduled repayments	1,033.3	247.3	223.6	160.5	126.6	90.4	184.9
Secured debt - repayments on maturity	737.9	92.0	274.6	173.6	—	197.7	—
Bond repayments	725.1	69.4	275.7	200.0	180.0	—	—
Total borrowings	2,496.3	408.7	773.9	534.1	306.6	288.1	184.9
See Note 21 for information regarding the Partnership's borrowings due to related parties.
As at December 31, 2021, the contractual maturities of the Partnership's borrowings due to related parties were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings due to related parties:
11.50% Senior Secured PIK notes	727.0	—	—	—	—	727.0	—
12.50% Unsecured PIK notes	70.5	—	—	—	—	70.5	—
Total borrowings due to related parties	797.5	—	—	—	—	797.5	—